Staff costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs
Salaries and other benefits	$ 60,692,837	$ 19,321,426	$ 8,515,466
Severance payments	7,160,551
Share-based payments (reversal)/charge (Note 14)	(36,155,857)	33,611,231	2,828,995
Employee end of service benefits (reversal)/charge	(180,093)	704,614	164,511
General and administrative expenses (Note 23)	23,493,496	50,499,496	10,211,736
Selling and marketing expenses (Note 24)	8,023,942	3,137,775	1,297,236
Staff costs (Note 25)	$ 31,517,438	$ 53,637,271	$ 11,508,972